Preferred Stock - Additional Information (Detail)			1 Months Ended						2 Months Ended	9 Months Ended		12 Months Ended
	Aug. 25, 2015 shares	Dec. 31, 2014 $ / shares shares	Sep. 30, 2015 $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) shares	Feb. 28, 2015 USD ($) $ / shares shares	Oct. 31, 2014 $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	Nov. 30, 2014 $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Jun. 02, 2015 shares
Class Of Stock [Line Items]
Proceeds from issuance of convertible preferred stock value | $					$ 21,700,000	$ 21,700,000					$ 6,569,886	$ 6,569,886	$ 1,160,000
Stock issued during period upon conversion of debt, value | $												41,135,411
Preferred shares issued, price per share | $ / shares						$ 8.80
Warrants issued to purchase common stock			17,441,966							17,441,966
Number of Shares issued		0.0167								0.0167
Number of preferred units issued as consideration								4,000,000
Value of preferred units issued as consideration | $								$ 100,000
Preferred units issued as consideration, price per share | $ / shares								$ 0.025
Conversion of preferred stock to common stock | $										$ 10,478	$ 1,480,000	$ 18,846,539
Preferred stock, stated value per share | $ / shares		$ 0.001	$ 0.001							$ 0.001		$ 0.001	$ 0.001
Common stock shares, authorized		200,000,000	200,000,000		50,000,000		50,000,000	1,800,000,000		200,000,000		200,000,000	700,000,000	200,000,000
Preferred stock, shares authorized		5,000,000	5,000,000				5,000,000			5,000,000		5,000,000	0
Preferred unit description										Each unit consisted of one share of our Series E Convertible Preferred Stock and eight Series C Warrants (the "Units").
Number of trading days										20 days
Convertible Preferred Stock Terms Of Conversion										The original terms of the Units provided that shares of Series E Convertible Preferred Stock and the Series C Warrants would automatically separate on August 25, 2015. However, the shares of Series E Convertible Preferred Stock and the Series C Warrants would separate prior to August 25, 2015 if at any time after 30 days from February 25, 2015 the closing price of our common stock was greater than $4.00 per share for 20 consecutive trading days (the “Separation Trigger Date”). The Company refers to this separation herein as Early Separation. In the event of Early Separation, the shares of Series E Convertible Preferred Stock and the Series C Warrants would separate 15 days after the Separation Trigger Date. In June 2015, the above terms of the Series E Convertible Preferred Stock and Series C Warrants were each modified to allow for an optional early separation and conversion upon the cash exercise of all eight of the Series C Warrants within the Unit.
Proceeds from exercise of warrants | $										$ 3,166,394		$ 31,600
Scenario, Previously Reported
Class Of Stock [Line Items]
Common stock shares, authorized		50,000,000										50,000,000
Notes Payable To Related Party
Class Of Stock [Line Items]
Number of preferred units issued as consideration								4,000,000
Value of preferred units issued as consideration | $								$ 100,000
Preferred units issued as consideration, price per share | $ / shares								$ 0.025
Convertible Notes Payable
Class Of Stock [Line Items]
Notes qualified for equity financing | $												$ 5,000,000
Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock shares, authorized		5,000,000										5,000,000	535,000,000
Preferred stock shares, par value | $ / shares		$ 0.001										$ 0.001	$ 0.001
Issuance of new shares						2,724,000
Conversion of preferred stock to common stock, conversion ratio							12,000
Common Stock
Class Of Stock [Line Items]
Stock issued during period upon conversion of debt, value | $												$ 6
Issuance of new shares												19,167
Conversion of stock, shares issued							60,279	771
Conversion of convertible preferred shares			4							4
Minimum | Common Stock
Class Of Stock [Line Items]
Closing price of common stock | $ / shares			$ 4.00							$ 4.00
Class A Warrant
Class Of Stock [Line Items]
Warrants issued to purchase common stock			1,532,598							1,532,598
Preferred units issued as consideration, warrants price per share | $ / shares		$ 295.20	$ 132.00				$ 1,920.00			$ 132.00		$ 295.20
Class A Warrant | Notes Payable To Related Party
Class Of Stock [Line Items]
Warrants issued to purchase common stock								20,000
Number of Shares issued								0.0167
Preferred units issued as consideration, warrants price per share | $ / shares								$ 295.20
Preferred units issued as consideration, warrants								20,000
Class A Warrant | Convertible Notes Payable
Class Of Stock [Line Items]
Warrants issued to purchase common stock								82,625
Number of Shares issued								0.0167
Preferred units issued as consideration, warrants price per share | $ / shares								$ 295.20
Class B Warrant
Class Of Stock [Line Items]
Warrants issued to purchase common stock			1,310,956							1,310,956
Preferred units issued as consideration, warrants price per share | $ / shares			$ 12.00						$ 12.00	$ 12.00
Warrants exercised									158,000
Class B Warrant | Notes Payable To Related Party
Class Of Stock [Line Items]
Warrants issued to purchase common stock								20,000
Number of Shares issued								0.0167
Preferred units issued as consideration, warrants price per share | $ / shares								$ 12.00
Preferred units issued as consideration, warrants								20,000
Class B Warrant | Convertible Notes Payable
Class Of Stock [Line Items]
Warrants issued to purchase common stock								82,625
Number of Shares issued								0.0167
Preferred units issued as consideration, warrants price per share | $ / shares								$ 12.00
Series C Warrant
Class Of Stock [Line Items]
Warrants issued to purchase common stock			12,812,556			363,200				12,812,556
Preferred units issued as consideration, warrants price per share | $ / shares			$ 153.00	$ 153.00						$ 153.00
Number of shares included in preferred unit						8
Number of preferred units separated				48,000
Warrants exercised				384,000						384,000
Proceeds from exercise of warrants | $				$ 979,200
Number of warrants separated	21,408,000
Series C Warrant | Scenario, Previously Reported
Class Of Stock [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares				$ 2.55
Series C Warrant | Common Stock
Class Of Stock [Line Items]
Issuance of new shares				6,400
Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted								9,250,000
Conversion of preferred stock to common stock | $								$ 1,480,000
Conversion of preferred stock to common stock | $								$ 771
Series A Convertible Preferred Stock | Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock shares, authorized		0										0	125,000,000
Preferred stock shares, par value | $ / shares		$ 0.001										$ 0.001	$ 0.001
Preferred stock shares, outstanding		0										0	117,131,171
Conversion of preferred stock to common stock, conversion ratio								12,000
Conversion of stock, shares converted								9,250,000
Preferred stock, stated value per share | $ / shares								$ 0.16
Series B Convertible Preferred Stock | Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock shares, authorized		0										0	100,000,000
Preferred stock shares, par value | $ / shares		$ 0.001										$ 0.001	$ 0.001
Preferred stock shares, outstanding		0										0	59,465,350
Series C Convertible Preferred Stock
Class Of Stock [Line Items]
Proceeds from issuance of convertible preferred stock value | $													$ 1,160,000
Conversion of notes payable to preferred stock | $													2,442,000
Conversion of notes payable to preferred stock, accrued interest | $													$ 72,338
Convertible notes, Conversion price per share | $ / shares													$ 0.0246
Series C Convertible Preferred Stock | Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock shares, authorized		0										0	210,000,000
Preferred stock shares, par value | $ / shares		$ 0.001										$ 0.001	$ 0.001
Preferred stock shares, outstanding		0										0	150,989,224
Preferred stock shares issued												14,888,211	150,989,224
Proceeds from issuance of convertible preferred stock value | $												$ 366,250
Stock issued during period upon conversion of debt, value | $													$ 3,674,338
Preferred shares issued, price per share | $ / shares		$ 0.0246										$ 0.0246
Series C Convertible Preferred Stock | Convertible Preferred Stock | Convertible Notes Payable
Class Of Stock [Line Items]
Convertible notes, Conversion price per share | $ / shares													$ 4.92
Series C-1 Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of notes payable to preferred stock | $													$ 2,000,000
Conversion of notes payable to preferred stock, accrued interest | $													$ 67,068
Convertible notes, Conversion price per share | $ / shares													$ 0.0246
Series C-1 Convertible Preferred Stock | Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock shares, authorized		0										0	100,000,000
Preferred stock shares, par value | $ / shares		$ 0.001										$ 0.001	$ 0.001
Preferred stock shares, outstanding		0										0	84,027,175
Preferred stock shares issued													84,027,174
Stock issued during period upon conversion of debt, value | $													$ 2,067,068
Series D Convertible Preferred Stock
Class Of Stock [Line Items]
Proceeds from issuance of convertible preferred stock value | $												$ 6,203,636
Conversion of notes payable to preferred stock | $								$ 400,000
Conversion of notes payable to preferred stock, accrued interest | $								$ 13,129
Convertible notes, Conversion price per share | $ / shares								$ 0.025
Preferred shares issued, price per share | $ / shares		$ 0.025										$ 0.025
Gross proceeds from issuance of convertible preferred stock value | $												$ 7,139,164
Conversion of preferred stock to common stock, conversion ratio								12,000
Series D Convertible Preferred Stock | Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock shares, authorized		0						325,000,000				0	0
Preferred stock shares, par value | $ / shares		$ 0.001										$ 0.001	$ 0.001
Preferred stock shares, outstanding		0										0	0
Preferred stock shares issued												285,566,560
Issuance of new shares												285,566,560
Stock issued during period upon conversion of debt, shares								16,525,121
Series D Convertible Preferred Stock | Class A Warrant | Convertible Notes Payable
Class Of Stock [Line Items]
Warrants issued to purchase common stock		1,427,832										1,427,832
Number of Shares issued												1
Preferred units issued as consideration, warrants price per share | $ / shares		$ 295.20										$ 295.20
Warrants granted as part of offering costs												466,436
Series D Convertible Preferred Stock | Class B Warrant | Convertible Notes Payable
Class Of Stock [Line Items]
Warrants issued to purchase common stock		1,427,832										1,427,832
Number of Shares issued												0.0167
Preferred units issued as consideration, warrants price per share | $ / shares		$ 12.00										$ 12.00
Warrants granted as part of offering costs												251,216
Series D Convertible Preferred Stock | Series D Preferred Stock Warrant
Class Of Stock [Line Items]
Warrants granted as part of offering costs												7,200,000
Series E Convertible Preferred Stock
Class Of Stock [Line Items]
Number of shares included in preferred unit						1
Convertible Preferred Stock Terms Of Conversion										Each share of Series E Convertible Preferred Stock is convertible at the option of the holder into four shares of common stock.
Number of preferred units separated	2,676,000
Preferred units outstanding			104,386							104,386
Preferred stock, voting rights										The Series E Convertible Preferred Stock has no voting rights
Convertible preferred stock liquidation terms										The Series E Convertible Preferred Stock also has no liquidation rights or preemption rights, and there are no special classifications of our Board of Directors related to the Series E Convertible Preferred Stock.
Series E Convertible Preferred Stock | Common Stock
Class Of Stock [Line Items]
Conversion of preferred stock to common stock, conversion ratio			0.0667
Conversion of stock, shares converted			2,619,614
Conversion of stock, shares issued			174,641